Related Parties - Additional Information (Details) - UroGen Pharma Inc. - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Apr. 30, 2018	Sep. 30, 2017	Sep. 30, 2018
Related Party Transaction [Line Items]
Lease agreement date			Nov. 30, 2015
Lease commencement date	Jul. 31, 2018	Oct. 31, 2017	May 31, 2016
Estimated termination expense on lease			$ 291
Gain (loss) on disposal of fixed assets			$ (183)